UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
A) NON-CURRENT ASSETS	€ 9,743	€ 8,872
Intangible assets	4	10
Property, plant and equipment	443	333
Right-of-use assets	477
Deferred tax asset	8,819	8,529
B) CURRENT ASSETS	62,033	65,280
Trade receivables and other current assets	9,309	13,604
Current financial assets	12,291	10,398
Cash and cash equivalents	40,433	41,278
TOTAL ASSETS (A+B)	71,776	74,152
EQUITY AND LIABILITIES
A) EQUITY	18,930	21,639
Equity attributable to equity holders of the Parent	18,782	21,492
Equity attributable to non-controlling interest	148	147
B) NON-CURRENT LIABILITIES	6,162	408
Non-current financial liabilities	6,162	408
C) CURRENT LIABILITIES	46,684	52,105
Lease obligations	487
Borrowings	4,680	5,105
Trade payables and other current liabilities	41,517	47,000
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 71,776	€ 74,152